Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Financial Risks [Line Items]
Cash		$ 59,096		$ 51,204	$ 66,853
Amounts receivable		3,106		4,750	8,640
Accounts payable and accrued liabilities		(5,331)		(6,205)	$ (5,041)
Revolving credit facility		(93,900)		(145,246)
Equivalent in CDN [Member]
Disclosure of Financial Risks [Line Items]
Net exposure in foreign currencies	$ (100,145)		$ (136,815)
Amounts held in US dollars [Member]
Disclosure of Financial Risks [Line Items]
Cash		9,639		9,225
Amounts receivable		73		1,767
Other assets		975		1,037
Accounts payable and accrued liabilities		(285)		(473)
Revolving credit facility		(80,000)		(115,000)
Net exposure in foreign currencies		$ (69,598)		$ (103,444)